Altegris Futures Evolution Strategy Fund A Series of Northern Lights Fund Trust

Class A (EVOAX) Class C (EVOCX) Class I (EVOIX) Class N (EVONX) Class Y (EVOYX)

Supplement dated June 22, 2012

to the Prospectus dated October 3, 2011,

as supplemented June 8, 2012, April 27, 2012 and January 25, 2012

Effective as of the date of this supplement, the Fund’s adviser has made amendments to the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus, and the “How To Purchase Shares” section of the Prospectus as described below, including reducing the Class I subsequent investment to $250, clarification of conditions by which sales charges applicable to Class A shares may be waived or reduced, and amended eligibility and exchange features for Class A, Class C and Class I shares of the Fund.

The following replaces the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

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PURCHASE AND SALE OF FUND SHARES:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, www.altegrismutualfunds.com, or through your broker.  The Fund or its adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$2,500	$250
C	$5,000	$250
I	$1,000,000	$250
N	$2,500	$250
Y	$30,000,000	$500

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The following pages replace the “How to Purchase Shares” Section in the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes 5 classes of shares offered by the Fund: Class A, Class C, Class I, Class N and Class Y.  Under this Prospectus, the Fund offers these 5 classes of shares so that you can choose the class that best suits your investment needs.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment.  For information on ongoing distribution fees, see Distribution Fees on page 44 of this Prospectus.  Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund reserves the right to waive sales charges, as described below, and investment minimums.  The adviser also reserves the right to waive investment minimums. Not all share classes may be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares.  The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of the Fund is $250 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges, which may be waived in the adviser's discretion, apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

(1)

Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund's distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

•

Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period.  The 13-month period commences on the day that the LOI is received by the Fund, and you must tell the Fund that later purchases are subject to the LOI.  Purchases submitted prior to the date the LOI is received by the Fund are not counted toward the sales charge reduction.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares:  If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Fund, or the adviser, or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).

•

Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers (each a “Selling Broker”) and their affiliates having dealer agreements with the distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

•

Participants in certain  "wrap-fee " or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer ").

Class C Shares

Class C shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.

The Fund’s adviser will advance to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, 1.00% of the purchase price of Class C shares from the adviser’s own resources, at the time of purchase. The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees (as described above) during the first year after purchase to the Fund’s adviser in satisfaction of the advance.  The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains.  Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

The minimum initial investment in the Class C shares is $5,000 and the minimum subsequent investment is $250.

Class N Shares

Class N shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class N shares pay 0.25% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Class N shares may not be available to all shareholders and have differing distribution and/or shareholder serving fees that reflect variations in distribution channels.  Over time, fees paid under this distribution and service plan will increase the cost of a Class N shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in Class N shares is $2,500 and the minimum subsequent investment is $250.

Class Y Shares

Class Y shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class Y shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than other classes.  The minimum initial investment in the Class Y shares is $30,000,000 and the minimum subsequent investment is $500.  The adviser may waive the minimum initial and subsequent investment for institutions that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares, retirement platforms that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares and Internal Revenue Code Section 529 college savings plan accounts.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund. Unless otherwise waived by the Fund, Class I shares require a minimum initial investment of $1,000,000 and the minimum subsequent investment is $250.  Class I shares are offered to investment and institutional clients of the Fund’s adviser and its affiliates, to certain persons affiliated with the adviser, to certain of the Fund’s service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Fund’s distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A and Class C shares issued by the Fund may exchange their shares for Class I shares provided that they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus.  Any such exchange is subject to the Funds’ discretion to accept or reject the exchange.  Class A shareholders who purchased $1,000,000 or more of shares, and who then exchange them for Class I shares within eighteen months of the original purchase date, will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class A shares purchased in an amount of $1,000,000 or more and redeemed within eighteen months of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  Class C shareholders who exchange them for Class I shares within one year of the original purchase date will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class C shares made within one year of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  For federal income tax purposes, an exchange of Class A or Class C shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares:  You may purchase shares of the Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Fund, please call the Fund at 1-877-772-5838 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan:  You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-772-5838 for more information about the Fund's Automatic Investment Plan.

Transactions Through www.altegrismutualfunds.com

You may purchase subsequent shares and redeem Fund shares through the Fund's web site www.altegrismutualfunds.com.  To establish Internet transaction privileges you must enroll through the web site.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user's agreement through the web site in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase subsequent shares through the web site you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund's web site.  The Fund imposes a limit of $50,000 on purchase and redemption transactions through the web site.  Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its distributor and its Transfer Agent cannot assure you that trading information will be completely secure.  There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the web site is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Fund nor its Transfer Agent, Distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to  "Altegris Futures Evolution Strategy Fund. "  The Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order " means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the  "Altegris Futures Evolution Strategy Fund "

Retirement Plans:  You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-877-772-5838 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet:  For complete information regarding Internet transactions, please see the section entitled "Transactions Through www.altegrismutualfunds.com".

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This Supplement, the Supplements to the Prospectus dated June 8, 2012, April 27, 2012 and January 25, 2012, and the Prospectus and Statement of Additional Information both dated October 3, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information both dated October 3, 2011, and the Supplements to the Prospectus dated June 8, 2012, April 27, 2012 and January 25, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-524-9441.

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Altegris Equity Long Short Fund A Series of Northern Lights Fund Trust

Class A (ELSAX) Class C (ELSCX) Class I (ELSIX) Class N (ELSNX) Class Y (ELSYX)

Supplement dated June 22, 2012 to the

 Prospectus dated April 4, 2012, as supplemented June 8, 2012

Effective as of the date of this supplement, the Fund’s adviser has made amendments to the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus, and the “How To Purchase Shares” section of the Prospectus as described below, including reduction of subsequent investment for Class I shares to $250, clarification of conditions by which sales charges applicable to Class A shares may be waived or reduced, and amended eligibility and exchange features for Class A, Class C and Class I shares of the Fund.

The following replaces the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

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Purchase and Sale of Fund Shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, www.altegrismutualfunds.com, or through your broker. Redemptions will be paid by automated clearing house funds ("ACH"), check or wire transfer. The Fund or its adviser may waive any of the minimum initial and subsequent investment amounts.

Class	Minimum Investment
	Initial	Subsequent
A	$2,500	$250
C	$5,000	$250
I	$1,000,000	$250
N	$2,500	$250
Y	$30,000,000	$500

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The following pages replace the “How to Purchase Shares” Section in the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes 5 classes of shares offered by the Fund: Class A, Class C, Class I, Class N and Class Y.  Under this Prospectus, the Fund offers these 5 classes of shares so that you can choose the class that best suits your investment needs.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment.  For information on ongoing distribution fees, see Distribution Fees on page 54 of this Prospectus.  Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund reserves the right to waive sales charges, as described below, and investment minimums.  The adviser also reserves the right to waive investment minimums. Not all share classes may be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares.  The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of the Fund is $250 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges, which may be waived in the adviser's discretion, apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

(1)

Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund's distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

•

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and

•

Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period.  The 13-month period commences on the day that the LOI is received by the Fund, and you must tell the Fund that later purchases are subject to the LOI.  Purchases submitted prior to the date the LOI is received by the Fund are not counted toward the sales charge reduction.    The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Fund, or the adviser, or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).

•

Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers (each a “Selling Broker”) and their affiliates having dealer agreements with the distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

•

Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer").

Class C Shares

Class C shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.

The Fund’s adviser will advance to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, 1.00% of the purchase price of Class C shares from the adviser’s own resources, at the time of purchase. The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees (as described above) during the first year after purchase to the Fund’s adviser in satisfaction of the advance.  The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains.  Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

The minimum initial investment in the Class C shares is $5,000 and the minimum subsequent investment is $250.

Class N Shares

Class N shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class N shares pay 0.25% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Class N shares may not be available to all shareholders and have differing distribution and/or shareholder serving fees that reflect variations in distribution channels.  Over time, fees paid under this distribution and service plan will increase the cost of a Class N shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in Class N shares is $2,500 and the minimum subsequent investment is $250.

Class Y Shares

Class Y shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class Y shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than other classes.  The minimum initial investment in the Class Y shares is $30,000,000 and the minimum subsequent investment is $500.  The adviser may waive the minimum initial and subsequent investment for institutions that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares, retirement platforms that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares and Internal Revenue Code Section 529 college savings plan accounts.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class C and Class N shares. This means that 100% of your initial investment is placed into shares of the Fund.  Unless otherwise waived by the Fund, Class I shares require a minimum initial investment of $1,000,000 and the minimum subsequent investment is $250.  Class I shares are offered to investment and institutional clients of the Fund’s adviser and its affiliates, to certain persons affiliated with the adviser, to certain of the Fund’s service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Fund’s distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A and Class C shares issued by the Fund may exchange their shares for Class I shares provided that they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus.  Any such exchange is subject to the Funds’ discretion to accept or reject the exchange.  Class A shareholders who purchased $1,000,000 or more of shares, and who then exchange them for Class I shares within eighteen months of the original purchase date, will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class A shares purchased in an amount of $1,000,000 or more and redeemed within eighteen months of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  Class C shareholders who exchange them for Class I shares within one year of the original purchase date will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class C shares made within one year of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  For federal income tax purposes, an exchange of Class A or Class C shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares:  You may purchase shares of the Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail
ALTEGRIS EQUITY LONG SHORT FUND c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Fund, please call the Fund at 1-877-772-5838 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan:  You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-772-5838 for more information about the Fund's Automatic Investment Plan.

Transactions Through www.altegrismutualfunds.com

You may purchase subsequent shares and redeem Fund shares through the Fund's web site www.altegrismutualfunds.com.  To establish Internet transaction privileges you must enroll through the web site.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user's agreement through the web site in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase subsequent shares through the web site you must also have automated clearing house (“ACH”) instructions on your account.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund's web site.  The Fund imposes a limit of $50,000 on purchase and redemption transactions through the web site.  Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its distributor and its transfer agent cannot assure you that trading information will be completely secure.  There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the web site is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Fund nor its transfer agent, distributor, or adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to "Altegris Equity Long Short Fund."  The Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the "Altegris Equity Long Short Fund"

Retirement Plans:  You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-772-5838 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet:  For complete information regarding Internet transactions, please see the section entitled "Transactions Through www.altegrismutualfunds.com".

_________________________

This Supplement, the Supplement to the Prospectus dated June 8, 2012, and the Prospectus and Statement of Additional Information both dated April 4, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information both dated April 4, 2012, and the Supplement to the Prospectus dated June 8, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-524-9441.

_________________________

Altegris Managed Futures Strategy Fund A Series of Northern Lights Fund Trust

Class A (MFTAX) Class C (MFTCX) Class I (MFTIX)

Supplement dated June 22, 2012 to the Prospectus dated November 1, 2011, as supplemented April 27, 2012 and June 8, 2012

Effective as of the date of this supplement, the Fund’s adviser has made amendments to the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus, and the “How To Purchase Shares” section of the Prospectus as described below, including reduction of subsequent investment amounts of Class I shares to $250, clarification of conditions by which sales charges applicable to Class A shares may be waived or reduced, and amended eligibility and exchange features for Class A, Class C and Class I shares of the Fund.

The following replaces the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

_________________________

PURCHASE AND SALE OF FUND SHARES:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, www.altegrismutualfunds.com, or through your broker.  The Fund or its adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$2,500	$250
C	$5,000	$250
I	$1,000,000	$250

_________________________

The following pages replace the “How to Purchase Shares” Section in the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

_________________________

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by the Fund: Class A, Class C and Class I.  Under this Prospectus, the Fund offers these three classes of shares so that you can choose the class that best suits your investment needs.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment.  For information on ongoing distribution fees, see Distribution Fees on page 42 of this Prospectus.  Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time.  The Fund reserves the right to waive sales charges and investment minimums.  Not all share classes may be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares.  The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of the Fund is $250 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges, which may be waived in the adviser's discretion, apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

(1)

Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund's distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

•

Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period. The 13-month period commences on the day that the LOI is received by the Fund, and you must tell the Fund that later purchases are subject to the LOI.  Purchases submitted prior to the date the LOI is received by the Fund are not counted toward the sales charge reduction.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Fund, or the adviser or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).

•

Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers (each a "Selling Broker") and their affiliates having dealer agreements with the distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

•

Participants in certain "wrap-fee" or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer").

Class C Shares

Class C shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.

The Fund’s adviser will advance to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, 1.00% of the purchase price of Class C shares from the adviser’s own resources, at the time of purchase. The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees (as described above) during the first year after purchase to the Fund’s adviser in satisfaction of the advance.  The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains.  Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

The minimum initial investment in the Class C shares is $5,000 and the minimum subsequent investment is $250.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund.  Unless otherwise waived by the Fund, Class I shares require a minimum initial investment of $1,000,000 and the minimum subsequent investment is $250.  Class I shares are offered to investment and institutional clients of the Fund’s adviser and its affiliates, to certain persons affiliated with the adviser, to certain of the Fund’s service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Fund’s distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A and Class C shares issued by the Fund may exchange their shares for Class I shares provided that they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus.  Any such exchange is subject to the Funds’ discretion to accept or reject the exchange.  Class A shareholders who purchased $1,000,000 or more of shares, and who then exchange them for Class I shares within eighteen months of the original purchase date, will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class A shares purchased in an amount of $1,000,000 or more and redeemed within eighteen months of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  Class C shareholders who exchange them for Class I shares within one year of the original purchase date will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class C shares made within one year of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  For federal income tax purposes, an exchange of Class A or Class C shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Other Class of Shares

The Fund offers another Class of shares through a different prospectus.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares:  You may purchase shares of the Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail
ALTEGRIS MANAGED FUTURES STRATEGY FUND c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Fund, please call the Fund at 1-877-772-5838 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan:  You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-772-5838 for more information about the Fund's Automatic Investment Plan.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to "Altegris Managed Futures Strategy Fund".  The Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

check payable to the "Altegris Managed Futures Strategy Fund"

Retirement Plans:  You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-772-5838 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet:  For complete information regarding Internet transactions, please see the section entitled "Transactions Through www.altegrismutualfunds.com".

_________________________

This Supplement, the Supplements to the Prospectus dated April 27, 2012 and June 8, 2012, and the Prospectus and Statement of Additional Information both dated November 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information both dated November 1, 2011, and the Supplements to the Prospectus dated April 27, 2012 and June 8, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.

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Altegris Macro Strategy Fund A Series of Northern Lights Fund Trust

Class A (MCRAX) Class C (MCRCX) Class I (MCRIX) Class N (MCRNX) Class Y (MCRYX)

Supplement dated June 22, 2012

to the Prospectus dated June 1, 2011,

as supplemented June 8, 2012 and April 27, 2012

Effective as of the date of this supplement, the Fund’s adviser has made amendments to the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus, and the “How To Purchase Shares” section of the Prospectus as described below, including reducing the Class I subsequent investment to $250, clarification of conditions by which sales charges applicable to Class A shares may be waived or reduced, and amended eligibility and exchange features for Class A, Class C and Class I shares of the Fund.

The following replaces the “Purchase and Sale of Fund Shares” portion of the “Fund Summary” section of the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

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PURCHASE AND SALE OF FUND SHARES:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, www.altegrismutualfunds.com, or through your broker.  The Fund or its adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$2,500	$250
C	$5,000	$250
I	$1,000,000	$250
N	$2,500	$250
Y	$30,000,000	$500

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The following pages replace the “How to Purchase Shares” Section in the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes 5 classes of shares offered by the Fund: Class A, Class C, Class I, Class N and Class Y.  Under this Prospectus, the Fund offers these 5 classes of shares so that you can choose the class that best suits your investment needs.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment.  For information on ongoing distribution fees, see Distribution Fees on page 35 of this Prospectus.  Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund reserves the right to waive sales charges, as described below, and investment minimums.  The adviser also reserves the right to waive investment minimums. Not all share classes may be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares.  The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of the Fund is $250 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges, which may be waived in the adviser's discretion, apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

(1)

Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund's distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

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Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

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Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

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Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

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Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period.  The 13-month period commences on the day that the LOI is received by the Fund, and you must tell the Fund that later purchases are subject to the LOI.  Purchases submitted prior to the date the LOI is received by the Fund are not counted toward the sales charge reduction.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares:  If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

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Current and retired directors and officers of the Fund, or the adviser, or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).

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Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers (each a “Selling Broker”) and their affiliates having dealer agreements with the distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

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Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

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Participants in certain "wrap-fee " or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

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Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

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Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

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Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

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Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an "NAV transfer ").

Class C Shares

Class C shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.

The Fund’s adviser will advance to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, 1.00% of the purchase price of Class C shares from the adviser’s own resources, at the time of purchase. The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees (as described above) during the first year after purchase to the Fund’s adviser in satisfaction of the advance.  The Fund’s distributor will pay the Class C shares distribution and/or shareholder service fees to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains.  Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

The minimum initial investment in the Class C shares is $5,000 and the minimum subsequent investment is $250.

Class N Shares

Class N shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class N shares pay 0.25% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Class N shares may not be available to all shareholders and have differing distribution and/or shareholder serving fees that reflect variations in distribution channels.  Over time, fees paid under this distribution and service plan will increase the cost of a Class N shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in Class N shares is $2,500 and the minimum subsequent investment is $250.

Class Y Shares

Class Y shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class Y shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than other classes.  The minimum initial investment in the Class Y shares is $30,000,000 and the minimum subsequent investment is $500.  The adviser may waive the minimum initial and subsequent investment for institutions that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares, retirement platforms that hold omnibus accounts and do not require revenue sharing or service fee payments on those shares and Internal Revenue Code Section 529 college savings plan accounts.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund. Unless otherwise waived by the Fund, Class I shares require a minimum initial investment of $1,000,000 and the minimum subsequent investment is $250.  Class I shares are offered to investment and institutional clients of the Fund’s adviser and its affiliates, to certain persons affiliated with the adviser, to certain of the Fund’s service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Fund’s distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A and Class C shares issued by the Fund may exchange their shares for Class I shares provided that they: (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus.  Any such exchange is subject to the Funds’ discretion to accept or reject the exchange.  Class A shareholders who purchased $1,000,000 or more of shares, and who then exchange them for Class I shares within eighteen months of the original purchase date, will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class A shares purchased in an amount of $1,000,000 or more and redeemed within eighteen months of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  Class C shareholders who exchange them for Class I shares within one year of the original purchase date will be subject to a CDSC for such exchange in the same manner as would be applicable to a redemption of Class C shares made within one year of the date of original purchase, unless the Fund’s adviser in its sole discretion determines to waive the applicable CDSC.  For federal income tax purposes, an exchange of Class A or Class C shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares:  You may purchase shares of the Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail
ALTEGRIS MACRO STRATEGY FUND c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Fund, please call the Fund at 1-877-772-5838 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan:  You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-772-5838 for more information about the Fund's Automatic Investment Plan.

Transactions Through www.altegrismutualfunds.com

You may purchase subsequent shares and redeem Fund shares through the Fund's web site www.altegrismutualfunds.com.  To establish Internet transaction privileges you must enroll through the web site.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user's agreement through the web site in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase subsequent shares through the web site you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund's web site.  The Fund imposes a limit of $50,000 on purchase and redemption transactions through the web site.  Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its distributor and its Transfer Agent cannot assure you that trading information will be completely secure.  There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the web site is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Fund nor its Transfer Agent, Distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to "Altegris Macro Strategy Fund. "  The Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order " means your purchase request includes:

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·the name of the Fund and share class

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·the dollar amount of shares to be purchased

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·a completed purchase application or investment stub

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·check payable to the  "Altegris Macro Strategy Fund "

Retirement Plans:  You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-877-772-5838 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet:  For complete information regarding Internet transactions, please see the section entitled "Transactions Through www.altegrismutualfunds.com".

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This Supplement, the Supplements to the Prospectus dated June 8, 2012 and April 27, 2012, and the Prospectus and Statement of Additional Information both dated June 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information both dated June 1, 2011, and the Supplements to the Prospectus dated June 8, 2012 and April 27, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-524-9441.

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